Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 13, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Maxim SecureFoundation Balanced Portfolio

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Balanced Portfolio

(the "Portfolio")

Supplement dated July 13, 2011 to the Prospectus for the

Maxim SecureFoundationSM Balanced Portfolio, dated May 1, 2011

Effective July 20, 2011, the following changes are made to the Prospectus:

A new asset class, Diversified Emerging Markets, and a new Underlying Portfolio, Northern Emerging Markets Equity Index, have been added to the Portfolio. Therefore, the tables setting forth the Portfolio's target asset allocation on pages 2 and 8 of the Prospectus are hereby modified by deleting them and replacing them with the following:

Large Blend	27.0%	International Large Blend	12.0%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	11.0%	Diversified Emerging Markets	3.0%
Maxim S&P MidCap 400® Index Portfolio Initial		Northern Emerging Markets Equity Index
Small Blend	9.0%	Intermediate-Term Bond	38.0%
Maxim Index 600 Portfolio		Maxim Bond Index Portfolio

The following is added to pages 3 and 10 of the Prospectus:

"Developing and Emerging Markets Risk – The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative."

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus dated May 1, 2011.

Please keep this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim SecureFoundation Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000356476_SupplementTextBlock

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Balanced Portfolio

(the "Portfolio")

Supplement dated July 13, 2011 to the Prospectus for the

Maxim SecureFoundationSM Balanced Portfolio, dated May 1, 2011

Effective July 20, 2011, the following changes are made to the Prospectus:

A new asset class, Diversified Emerging Markets, and a new Underlying Portfolio, Northern Emerging Markets Equity Index, have been added to the Portfolio. Therefore, the tables setting forth the Portfolio's target asset allocation on pages 2 and 8 of the Prospectus are hereby modified by deleting them and replacing them with the following:

Large Blend	27.0%	International Large Blend	12.0%
Maxim S&P 500® Index Portfolio		Maxim International Index Portfolio Initial
Mid Blend	11.0%	Diversified Emerging Markets	3.0%
Maxim S&P MidCap 400® Index Portfolio Initial		Northern Emerging Markets Equity Index
Small Blend	9.0%	Intermediate-Term Bond	38.0%
Maxim Index 600 Portfolio		Maxim Bond Index Portfolio

The following is added to pages 3 and 10 of the Prospectus:

"Developing and Emerging Markets Risk – The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative."

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus dated May 1, 2011.

Please keep this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011